Inventory, Net - Schedule of Inventory, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Inventories, Net [Abstract]
Products		¥ 130,212	¥ 12,998
Raw materials, Packing materials and others		6,823	3,379
Inventories		137,035	16,377
Provisions for inventories		(2,291)	(148)
Inventories, net	$ 19,859	¥ 134,744	¥ 16,229